UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2022
Semiannual Report
to Shareholders
DWS Floating Rate Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
38	Notes to Financial Statements
50	Information About Your Fund’s Expenses
52	Advisory Agreement Board Considerations and Fee Evaluation
57	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Floating Rate Fund

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Floating Rate Fund	|	3

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the remainder of the year due to volatility in energy, a rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. The longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our portfolio managers continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation. Overall, we believe a diversified and balanced portfolio may help mitigate portfolio volatility during this uncertain economic and market cycle.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Floating Rate Fund

Performance SummaryNovember 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	1.22%	–1.59%	1.93%	1.78%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.56%	–4.30%	1.36%	1.49%
S&P®/LSTA Leveraged Loan Index†	1.44%	–0.41%	3.30%	3.70%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–4.26%	1.49%	1.60%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–6.89%	0.93%	1.32%
S&P®/LSTA Leveraged Loan Index†		–2.53%	2.98%	3.53%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	0.85%	–2.30%	1.17%	1.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.14%	–2.30%	1.17%	1.02%
S&P®/LSTA Leveraged Loan Index†	1.44%	–0.41%	3.30%	3.70%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–5.05%	0.72%	0.84%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–5.05%	0.72%	0.84%
S&P®/LSTA Leveraged Loan Index†		–2.53%	2.98%	3.53%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 11/30/22
No Sales Charges	1.35%	–1.34%	2.18%	1.65%
S&P®/LSTA Leveraged Loan Index†	1.44%	–0.41%	3.30%	3.53%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–4.02%	1.72%	1.34%
S&P®/LSTA Leveraged Loan Index†		–2.53%	2.98%	3.31%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	1.30%	–1.32%	2.10%	1.94%
S&P®/LSTA Leveraged Loan Index†	1.44%	–0.41%	3.30%	3.70%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–4.24%	1.62%	1.74%
S&P®/LSTA Leveraged Loan Index†		–2.53%	2.98%	3.53%

DWS Floating Rate Fund	|	5

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	1.35%	–1.34%	2.21%	2.03%
S&P®/LSTA Leveraged Loan Index†	1.44%	–0.41%	3.30%	3.70%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–4.02%	1.75%	1.84%
S&P®/LSTA Leveraged Loan Index†		–2.53%	2.98%	3.53%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2022 are 1.26%, 2.03%, 1.12%, 1.09% and 0.93% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	DWS Floating Rate Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on October 1, 2014.
†
The Standard & Poor’s and the Loan Syndications and Trading Association’s (S&P/LSTA)
Leveraged Loan Index is an unmanaged, total return index that tracks the largest leveraged-loan-market facilities, considering market weightings, spreads and interest payments.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
11/30/22	$7.48	$7.52	$7.48	$7.47	$7.48
5/31/22	$7.55	$7.59	$7.55	$7.55	$7.55
Distribution Information as of 11/30/22
Income Dividends, Six Months	$.16	$.13	$.17	$.17	$.17

DWS Floating Rate Fund	|	7

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—Portfolio Manager for High Yield Strategies: New York.
—BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—Portfolio Manager for High Yield Strategies: New York.
—BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

8	|	DWS Floating Rate Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Net Assets)	11/30/22	5/31/22
Loan Participations and Assignments	89%	88%
Exchange-Traded Funds	4%	5%
Cash Equivalents and Other Assets and Liabilities, Net	4%	5%
Corporate Bonds	3%	2%
Closed-End Investment Companies	0%	0%
Common Stocks	0%	0%
Warrants	0%	0%
Preferred Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds, Common Stocks, Preferred Stocks and Warrants)	11/30/22	5/31/22
Industrials	22%	23%
Consumer Discretionary	15%	14%
Information Technology	12%	12%
Communication Services	12%	12%
Materials	11%	10%
Health Care	8%	9%
Consumer Staples	6%	6%
Financials	6%	7%
Energy	5%	4%
Utilities	3%	3%
Real Estate	0%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Common Stocks, Preferred Stocks, Warrants, Closed-End Investment Companies, Exchange-Traded Funds and Cash Equivalents)	11/30/22	5/31/22
BBB	1%	0%
BB	25%	19%
B	68%	73%
Below B	2%	3%
Not Rated	4%	5%
	100%	100%
Credit quality represents the rating of S&P Global Ratings (“S&P” ) and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 57 for contact information.

DWS Floating Rate Fund	|	9

Investment Portfolioas of November 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 88.8%
Senior Loans (a)
Communication Services 10.2%
Altice Financing SA, First Lien Term Loan, 3-month USD-LIBOR + 2.75%, 6.829%, 1/31/2026	781,293	765,667
Altice France SA:
Term Loan B12, 3-month USD-LIBOR + 3.688%, 7.767%, 1/31/2026	485,933	467,104
Term Loan B13, 3-month USD-LIBOR + 4.0%, 8.65%, 8/14/2026	487,310	471,876
AZZ Inc., Term Loan B, 30-day average SOFR + 4.25%, 8.337%, 5/13/2029	333,808	333,235
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 7.553%, 12/17/2027	423,550	410,420
CenturyLink, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.321%, 3/15/2027	348,210	331,017
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 7.571% - 7.915%, 8/21/2026	1,081,550	992,625
Crown Subsea Communications Holding, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 8.518%, 4/27/2027	705,205	691,105
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.25%, 6.123%, 7/17/2025	451,850	434,002
Term Loan, 1-month USD-LIBOR + 2.25%, 6.123%, 1/15/2026	290,932	278,067
Cumulus Media New Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 3/31/2026	72,649	69,068
Cyxtera DC Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.0%, 7.36%, 5/1/2024	247,724	219,568
Diamond Sports Group LLC:
Term Loan, 1-month USD-LIBOR + 3.35%, 6.435% - 7.144%, 8/24/2026	229,367	38,801
Second Lien Term Loan, 30-day average SOFR + 3.25%, 7.144%, 8/24/2026	229,367	37,703
DirecTV Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 9.071%, 8/2/2027	382,200	367,042
iHeartCommunications, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 7.321%, 5/1/2026	440,000	413,736
Level 3 Financing Inc., Term Loan B, 1-month USD LIBOR + 1.75%, 5.821%, 3/1/2027	230,000	219,363
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 7.821%, 9/13/2024	768,473	749,584
The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 7.321%, 10/20/2025	365,187	306,911
Northwest Fiber LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 7.977%, 4/30/2027	374,300	366,346
NortonLifeLock Inc., Term Loan B, 30-day average SOFR + 2.0%, 6.187%, 9/12/2029	450,000	443,389
Numericable Group SA, Term Loan B11, 3-month USD-LIBOR + 2.75%, 7.165%, 7/31/2025	896,827	863,196
Outfront Media Capital LLC, Term Loan B, 11/18/2026 (b)	300,000	287,531
Telesat Canada, Term Loan B5, 3-month USD-LIBOR + 2.75%, 7.17%, 12/7/2026	230,105	116,150
Uber Technologies, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 8.235%, 2/25/2027	290,947	290,583
Univision Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 7.321%, 3/15/2026	1,206,734	1,188,633
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 8.701%, 3/2/2029	448,875	438,403
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 6.373%, 1/31/2028	412,877	403,329
Xplornet Communications, Inc., Term Loan, 1-month USD-LIBOR + 4.0%, 8.071%, 10/2/2028	693,000	569,992
Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 7.071%, 3/9/2027	787,159	598,241
Ziggo Financing Partnership, Term Loan I, 4/30/2028 (b)	300,000	290,939
		13,453,626
Consumer Discretionary 12.9%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 3-month USD-LIBOR + 1.75%, 5.805% - 6.165%, 11/19/2026	682,688	671,410
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 4/10/2028	195,031	192,980
Aimbridge Acquisition Co., Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 2/2/2026	345,925	324,305
Aristocrat Technologies, Inc., Term Loan B, 90-day average SOFR + 2.25%, 5.903%, 5/24/2029	100,000	99,884
Bombardier Recreational Products, Inc., Term Loan, 1-month USD-LIBOR + 2.0%, 6.071%, 5/24/2027	299,231	290,970
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 6.821%, 12/23/2024	1,241,390	1,234,904
Carnival Corp., Term Loan B, 6-month USD-LIBOR + 3.25%, 6.127%, 10/18/2028	694,750	654,222
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 4/30/2026	701,531	692,250
CNT Holdings I Corp, Term Loan, 90-day average SOFR + 3.5%, 7.239%, 11/8/2027	424,098	411,739
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Corporation Service Company, Term Loan B, 30-day average SOFR + 3.25%, 7.437%, 11/2/2029	300,000	296,125
Crocs, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 7.203% - 7.731%, 2/20/2029	641,875	621,589
Crown Finance U.S., Inc.:
Term Loan, 3-month USD-LIBOR + 2.5%, 4.0%, 2/28/2025	720,581	160,855
Term Loan, 3-month USD-LIBOR + 2.75%, 4.25%, 9/30/2026	292,495	64,495
DIP Term Loan, 90-day average SOFR + 10.0%, 14.21%, 9/7/2023	497,633	481,595
CWGS Group LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 6.373% - 6.571%, 6/3/2028	283,187	256,993
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 11/24/2028	297,750	290,492
Formula One Holdings Ltd., Term Loan B, 1/15/2030 (b)	325,000	324,036
Great Outdoors Group LLC, Term Loan B1, 1-month USD-LIBOR + 3.75%, 7.821%, 3/6/2028	678,859	654,420
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 6.821%, 10/19/2027	373,089	355,349
J&J Ventures Gaming LLC, Term Loan, 3-month USD-LIBOR + 4.0%, 7.674%, 4/26/2028	435,600	420,219
Les Schwab Tire Centers, Term Loan B, 3-month USD-LIBOR + 3.25%, 6.58%, 11/2/2027	496,212	486,908
Life Time Fitness, Inc., Term Loan B, 3-month USD-LIBOR + 4.75%, 9.485%, 12/16/2024	37,092	36,948
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 4.0%, 8.125%, 5/4/2028	434,500	418,825
Mister Car Wash Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.071%, 5/14/2026	319,154	314,019
PAI Holdco, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.165%, 10/28/2027	216,700	202,750
Penn National Gaming, Inc., Term Loan B, 30-day average SOFR + 2.75%, 6.937%, 5/3/2029	569,572	562,880
Petco Health and Wellness Co., Inc., Term Loan B, 3-month USD LIBOR + 3.25%, 6.924%, 3/3/2028	627,969	609,830
PetSmart, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 7.82%, 2/11/2028	429,562	414,373
Playa Resorts Holding B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 6.82%, 4/29/2024	379,371	379,213
Playtika Holding Corp, Term Loan, 1-month USD-LIBOR + 2.75%, 6.821%, 3/13/2028	298,485	291,582
Rent-A-Center, Inc., First Lien Term Loan B, 3-month USD-LIBOR + 3.25%, 7.688%, 2/17/2028	369,375	355,985
Scientific Games Holdings LP, Term Loan B, 4/4/2029 (b)	350,000	335,174
The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Scientific Games International, Inc., Term Loan, 30-day average SOFR + 3.0%, 6.896%, 4/14/2029	798,000	784,234
SeaWorld Parks & Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.125%, 8/25/2028	427,089	419,749
Sweetwater Borrower LLC, Term Loan B, 1-month USD-LIBOR + 4.25%, 8.375%, 8/7/2028	413,058	384,144
Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 1/31/2028	428,475	363,990
U.S. Anesthesia Partners, Inc., Term Loan, 1-month USD-LIBOR + 4.25%, 8.018%, 10/1/2028	445,500	427,192
UFC Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 7.11%, 4/29/2026	315,630	310,895
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 7.071%, 2/5/2026	633,803	605,735
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 10/30/2027	137,091	115,877
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 2.75%, 6.83%, 5/18/2025	665,184	649,503
		16,968,638
Consumer Staples 5.9%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 7.142%, 11/24/2027	422,475	395,456
Birkenstock GmbH & Co. KG, Term Loan B, 6-month USD-LIBOR + 3.25%, 7.69%, 4/28/2028	434,500	419,727
Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 10/25/2027	424,666	413,786
Coty Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.108%, 4/7/2025	198,164	195,952
Del Monte Foods, Inc., Term Loan, 30-day average SOFR + 4.35%, 8.261%, 5/16/2029	450,000	437,625
Fertitta Entertainment, LLC, Term Loan B, 30-day average SOFR + 4.0%, 8.087%, 1/27/2029	484,396	463,204
IRB Holding Corp.:
Term Loan B, 1-month USD-LIBOR + 2.75%, 6.821%, 2/5/2025	730,867	719,122
Term Loan B, 30-day average SOFR + 3.0%, 6.894%, 12/15/2027	844,950	814,638
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.485%, 12/22/2026	547,223	521,145
Naked Juice LLC:
Term Loan, 1/24/2029 (b)	111,720	105,488
Term Loan, 90-day average SOFR + 3.25%, 6.903%, 1/24/2029	200,000	188,844
Ozark Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 12/16/2027	412,800	376,680
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
Shearer’s Foods, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 7.571%, 9/23/2027	494,629	471,938
Sovos Brands Intermediate, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 7.915%, 6/8/2028	364,745	354,714
TKC Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.5%, 9.18%, 5/15/2028	731,961	619,605
Triton Water Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 7.174%, 3/31/2028	493,751	457,801
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 6.071%, 9/13/2026	874,372	864,658
		7,820,383
Energy 3.9%
ABG Intermediate Holdings 2 LLC, Term Loan B1, 30-day average SOFR + 3.5%, 7.3%, 12/21/2028	498,750	483,374
AL GCX Holdings, LLC, Term Loan B, 90-day average SOFR + 3.75%, 7.566%, 5/17/2029	498,750	495,384
BCP Renaissance Parent LLC, Term Loan B3, 90-day average SOFR + 3.5%, 7.053%, 10/31/2026	446,512	441,330
Buckeye Partners, L.P., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.018%, 11/1/2026	300,000	296,831
CQP Holdco LP, Term Loan B, 3-month USD LIBOR + 3.75%, 7.424%, 6/5/2028	434,500	429,503
Freeport LNG Investments, LLLP, Term Loan B, 3-month USD-LIBOR + 3.5%, 7.743%, 12/21/2028	492,512	468,637
GIP II Blue Holding LP, Term Loan B, 3-month USD-LIBOR + 4.5%, 8.174%, 9/29/2028	219,001	217,746
Gulf Finance LLC, Term Loan, 1-month USD-LIBOR + 6.75%, 10.6% - 10.83%, 8/25/2026	268,131	222,452
Medallion Midland Acquisition, LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 7.424%, 10/18/2028	225,297	223,362
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 6.924%, 10/1/2025	374,400	371,161
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3-month USD-LIBOR + 3.25%, 7.924%, 10/5/2028	605,412	598,683
Parkway Generation LLC:
Term Loan B, 1-month USD-LIBOR + 4.75%, 8.821%, 2/18/2029	305,064	301,250
Term Loan C, 1-month USD-LIBOR + 4.75%, 8.821%, 2/18/2029	43,404	42,861
Southwestern Energy Co., Term Loan, 90-day average SOFR + 2.5%, 6.203%, 6/22/2027	116,122	114,961
TransMontaigne Operating Co. LP, Term Loan B, 1-month USD-LIBOR + 3.5%, 7.439% - 7.516%, 11/17/2028	471,437	462,862
		5,170,397
The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Financials 5.6%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 2/15/2027	719,830	676,061
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 8.571%, 7/31/2026	878,423	856,164
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 2/12/2027	389,975	375,838
Asurion LLC:
Term Loan B8, 1-month USD-LIBOR + 3.25%, 7.321%, 12/23/2026	349,112	306,527
Term Loan B9, 1-month USD-LIBOR + 3.25%, 7.321%, 7/31/2027	496,734	431,910
Term Loan B10, 90-day average SOFR + 4.0%, 7.653%, 8/19/2028	391,142	343,920
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.071%, 1/27/2027	257,400	248,778
Deerfield Dakota Holding LLC, Term Loan B, 30-day average SOFR + 3.75%, 7.837%, 4/9/2027	392,191	371,846
Edelman Financial Center LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 4/7/2028	361,980	346,307
Focus Financial Partners, LLC, Term Loan B, 6/30/2028 (b)	129,000	127,106
Hub International Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 6.674% - 7.327%, 4/25/2025	1,296,728	1,274,346
ION Trading Finance Ltd., Term Loan, 3-month USD-LIBOR + 4.75%, 8.424%, 4/3/2028	246,875	236,743
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 12/31/2025	936,062	912,141
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 7.011%, 1/13/2029	500,000	487,500
Zacapa S.a.r.l., Term Loan, 90-day average SOFR + 4.25%, 7.803%, 3/22/2029	447,750	431,519
		7,426,706
Health Care 7.4%
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 7.188% - 7.625%, 5/4/2025	837,529	768,370
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 7.411%, 2/15/2029	597,054	546,753
Avantor Funding, Inc., Term Loan B5, 1-month USD-LIBOR + 2.25%, 6.321%, 11/8/2027	274,585	273,230
Aveanna Healthcare LLC:
Delayed Draw Term Loan, 1-month USD-LIBOR + 3.75%, 7.766%, 7/17/2028	24,843	19,292
Term Loan B, 1-month USD-LIBOR + 3.75%, 7.766%, 7/17/2028	353,412	274,447
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
CHG Healthcare Services Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 7.321%, 9/29/2028	222,750	218,813
Embecta Corp, Term Loan B, 90-day average SOFR + 3.0%, 6.553%, 3/30/2029	287,685	277,377
eResearchTechnology, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 8.571%, 2/4/2027	423,501	387,957
Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 7.674%, 10/1/2027	1,069,215	1,046,494
Imprivata, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 7.821%, 12/1/2027	423,550	404,187
Jazz Financing Lux S.a.r.l., Term Loan, 1-month USD-LIBOR + 3.5%, 7.571%, 5/5/2028	338,476	336,440
Mallinckrodt International Finance S.A., Term Loan, 3-month USD LIBOR + 5.25%, 8.733%, 9/30/2027	539,617	427,757
Medical Solutions Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 6.377% - 7.94%, 11/1/2028	224,044	215,555
Medline Borrower LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 10/23/2028	896,123	852,684
New Trojan Parent, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 7.129% - 7.321%, 1/6/2028	429,563	316,480
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 6.821%, 10/27/2028	446,625	444,671
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 180-day average SOFR + 3.75%, 7.831% - 7.937%, 3/29/2029	348,250	347,815
Perrigo Investments LLC, Term Loan B, 30-day average SOFR + 2.5%, 6.687%, 4/20/2029	349,124	345,197
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 8.266% - 8.294%, 7/9/2025	200,000	173,464
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.165%, 11/16/2025	615,205	572,412
Sotera Health Holdings LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 6.821%, 12/11/2026	435,000	406,181
Surgery Center Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 7.63%, 8/31/2026	554,904	546,194
Team Health Holdings, Inc., Term Loan B, 30-day average SOFR + 5.25%, 9.337%, 3/2/2027	344,427	241,099
Vizient, Inc., Term Loan B, 30-day average SOFR + 2.25%, 6.261%, 4/28/2029	249,375	249,406
		9,692,275
Industrials 19.7%
AI Aqua Merger Sub, Inc.:
First Lien Term Loan B, 30-day average SOFR + 3.75%, 7.544%, 7/31/2028	219,453	208,892
The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Term Loan B, 90-day average SOFR + 4.0%, 8.21%, 7/31/2028	425,926	405,339
Ali Group North America Corporation, Term Loan B, 1-month USD-LIBOR + 2.0%, 6.201%, 7/30/2029	236,740	234,151
Allied Universal Holdco LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 5/12/2028	448,866	425,225
Amentum Government Services Holdings LLC, Term Loan B, 3-month USD-LIBOR + 4.0%, 7.674% - 8.17%, 1/29/2027	645,150	637,624
American Airlines, Inc.:
Term Loan, 1-month USD-LIBOR + 2.0%, 5.8%, 12/15/2023	346,354	345,152
First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 5.805%, 1/29/2027	748,222	706,606
APi Group DE, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 6.821%, 1/3/2029	246,585	244,684
Arches Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 12/6/2027	421,400	384,658
Avis Budget Car Rental LLC, Term Loan C, 30-day average SOFR + 3.5%, 7.687%, 3/16/2029	248,750	245,225
AVSC Holding Corp., Term Loan B1, 3-month USD-LIBOR + 3.25%, 6.394%, 3/3/2025 (PIK)	519,603	469,430
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.321%, 5/19/2028	248,741	245,570
Bingo Industries Ltd., Term Loan, 3-month USD-LIBOR + 3.5%, 7.174%, 7/14/2028	435,600	399,301
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 7.924% - 8.608%, 6/21/2024	658,892	583,179
BrightView Landscapes LLC, Term Loan B, 30-day average SOFR + 3.25%, 7.337%, 4/20/2029	498,750	481,708
Brown Group Holding LLC:
Term Loan B, 1-month USD-LIBOR + 2.5%, 6.571%, 6/7/2028	610,092	598,131
Term Loan B2, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 7.837% - 7.844%, 7/2/2029	500,000	497,772
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.071%, 10/30/2026	666,870	656,534
Cobham Ultra SeniorCo S.a.r.l, Term Loan B, 6-month USD-LIBOR + 3.75%, 7.063%, 8/3/2029	250,000	243,281
Covanta Holding Corp.:
Term Loan B, 1-month USD-LIBOR + 2.5%, 6.571%, 11/30/2028	230,996	226,786
Term Loan C, 1-month USD-LIBOR + 2.5%, 6.571%, 11/30/2028	17,843	17,518
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 6.821%, 8/21/2025	568,059	555,076
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	Principal Amount ($)	Value ($)
Dynasty Acquisition Co., Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.5%, 7.571%, 4/6/2026	596,925	575,567
Term Loan B2, 1-month USD-LIBOR + 3.5%, 7.571%, 4/6/2026	319,742	308,301
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 7.071%, 3/29/2025	581,371	575,304
Garda World Security Corp., Term Loan B, 3-month USD-LIBOR + 4.25%, 8.93%, 10/30/2026	635,535	612,180
Gates Global LLC, Term Loan B3, 1-month USD-LIBOR + 2.5%, 6.571%, 3/31/2027	428,313	419,239
Genesee & Wyoming Inc., Term Loan, 3-month USD-LIBOR + 2.0%, 5.674%, 12/30/2026	350,000	347,139
Hertz Corporation:
Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 6/30/2028	209,046	204,545
Term Loan C, 1-month USD-LIBOR + 3.25%, 7.321%, 6/30/2028	39,896	39,037
Hillman Group, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 2.75%, 6.794%, 7/14/2028	5,815	5,645
Term Loan B1, 1-month USD-LIBOR + 2.75%, 6.794%, 7/14/2028	303,453	294,577
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.0%, 8.071%, 5/1/2024	440,068	400,902
Intrado Corp., Term Loan, 3-month USD-LIBOR + 4.0%, 8.415%, 10/10/2024	373,554	344,681
Kenan Advantage Group, Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.75%, 7.821%, 3/24/2026	777,250	759,517
Second Lien Term Loan, 1-month USD-LIBOR + 7.25%, 11.321%, 9/1/2027	225,000	208,312
Kestrel Bidco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 6.939%, 12/11/2026	246,827	222,422
Madison IAQ LLC, Term Loan, 3-month USD-LIBOR + 3.25%, 6.815%, 6/21/2028	286,004	272,348
Maxar Technologies Ltd., Term Loan B, 30-day average SOFR + 4.35%, 8.437%, 6/14/2029	249,375	240,550
MI Windows and Doors LLC, Term Loan, 30-day average SOFR + 3.5%, 7.687%, 12/18/2027	263,747	260,780
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 8.777%, 6/21/2027	405,488	417,653
Peraton Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 2/1/2028	1,262,082	1,235,458
Prime Security Services Borrower LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 6.505%, 9/23/2026	411,936	406,762
The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 7.571%, 2/12/2027	436,266	376,644
Quikrete Holdings, Inc., Term Loan B1, 1-month USD-LIBOR + 3.0%, 7.071%, 6/11/2028	597,000	589,326
Sabre GLBL Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.187%, 6/30/2028	487,494	459,056
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.50%, 7.859%, 2/26/2029	448,875	394,370
Spirit Aerosystems, Inc., Term Loan, 1/15/2027 (b)	150,000	148,312
SRS Distribution Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 6/2/2028	497,481	479,020
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 9.44%, 4/16/2026	473,965	424,000
Tempo Acquisition LLC, Term Loan B, 30-day average SOFR + 3.0%, 7.087%, 8/31/2028	834,437	829,568
Titan Acquisition Ltd., Term Loan B, 6-month USD-LIBOR + 3.00%, 5.877%, 3/28/2025	875,522	825,521
TransDigm, Inc.:
Term Loan E, 3-month USD-LIBOR + 2.25%, 5.924%, 5/30/2025	783,260	774,045
Term Loan F, 3-month USD-LIBOR + 2.25%, 5.924%, 12/9/2025	903,823	892,241
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 3-month USD-LIBOR + 1.5%, 5.174%, 2/28/2025 (PIK)	301,778	301,093
Term Loan, 3-month USD-LIBOR + 6.75%, 8.674%, 5/29/2026 (PIK)	298,289	204,477
United Airlines, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.108%, 4/21/2028	728,485	721,459
Veritas US Inc., Term Loan B, 3-month USD-LIBOR + 5.0%, 8.674%, 9/1/2025	293,786	213,572
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 8.071%, 8/27/2025	742,039	738,395
Vertiv Group Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 6.555%, 3/2/2027	481,375	470,587
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 7.83% - 8.17%, 4/30/2025	98,049	85,940
		25,890,387
Information Technology 11.1%
Banff Merger Subsidiary, Inc.:
Term Loan, 1-month USD-LIBOR + 3.75%, 7.821%, 10/2/2025	910,588	875,826
Second Lien Term Loan, 1-month USD-LIBOR + 5.5%, 9.571%, 2/27/2026	250,000	231,875
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

	Principal Amount ($)	Value ($)
CommerceHub, Inc., Term Loan B, 90-day average SOFR + 4.0%, 8.777%, 12/29/2027	422,475	387,832
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 4/6/2026	634,899	612,183
Cornerstone OnDemand, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 7.821%, 10/16/2028	467,650	420,651
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 7.424%, 11/9/2027	211,291	204,424
ECL Entertainment, LLC, Term Loan, 1-month USD-LIBOR + 7.5%, 11.571%, 5/1/2028	370,312	369,387
Endure Digital Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 7.347%, 2/10/2028	424,625	386,409
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 6.871%, 6/13/2024	677,857	615,081
Second Lien Term Loan, 1-week USD-LIBOR + 7.25%, 10.621%, 6/13/2025	371,428	288,323
GoTo Group, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 8.766%, 8/31/2027	491,250	318,288
Hyland Software, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 7.571%, 7/1/2024	98,462	97,200
Idera, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 7.5%, 3/2/2028	214,237	203,838
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 7.703%, 2/16/2028	294,531	290,271
Ivanti Software, Inc.:
Term Loan B, 3-month USD-LIBOR + 4.0%, 7.144%, 12/1/2027	428,475	328,747
Term Loan B, 3-month USD-LIBOR + 4.25%, 7.332%, 12/1/2027	425,711	328,796
MA FinanceCo. LLC, Term Loan B4, 3-month USD-LIBOR + 4.25%, 7.418%, 6/5/2025	282,958	281,897
Magenta Buyer LLC, First Lien Term Loan, 3-month USD-LIBOR + 4.75%, 9.17%, 7/27/2028	435,600	393,674
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 7.636%, 3/1/2029	673,312	641,754
Mirion Technologies, Inc., Term Loan, 6-month USD-LIBOR + 2.75%, 5.627%, 10/20/2028	446,625	439,506
Mitchell International, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.415%, 10/15/2028	646,750	607,101
MKS Instruments, Inc., Term Loan B, 30-day average SOFR + 2.75%, 6.761%, 8/17/2029	300,000	293,469
Open Text Corporation, Term Loan B, 11/16/2029 (b)	500,000	486,772
Presidio Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 7.571% - 7.92%, 1/22/2027	233,622	231,506
The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 8.08%, 4/26/2024	738,728	722,106
Proofpoint, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.25%, 7.985%, 8/31/2028	218,350	210,743
Riverbed Technology, Inc., Term Loan, 3-month USD-LIBOR + 6.0%, 8.54%, 12/7/2026 (PIK)	159,855	67,595
Seattle Spinco, Inc.:
Term Loan B3, 1-month USD-LIBOR + 2.75%, 6.821%, 6/21/2024	547,867	542,389
Term Loan B5, 30-day average SOFR + 4.0%, 8.011%, 2/26/2027	446,625	439,926
Sorenson Communications LLC, Term Loan, 3-month USD-LIBOR + 5.5%, 9.174%, 3/17/2026	184,875	178,404
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 6.668%, 3/5/2027	534,976	514,414
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 6.998%, 5/4/2026	849,611	822,793
Ultra Clean Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 8/27/2025	359,566	357,694
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 8.359%, 8/20/2025	716,795	651,502
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 7.071%, 2/28/2027	251,937	248,001
Weld North Education LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 12/21/2027	211,238	207,435
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 6/8/2028	323,544	314,120
		14,611,932
Materials 9.7%
Albaugh, LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 7.587% - 7.594%, 4/6/2029	398,000	394,020
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 6.83%, 2/3/2028	856,950	830,479
AMG Advanced Metallurgical Group N.V., Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 11/30/2028	297,750	288,445
Aruba Investments, Inc., Term Loan, 1-month USD-LIBOR + 4.0%, 8.044%, 11/24/2027	712,965	692,168
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, 3-month USD LIBOR + 1.75%, 5.424%, 6/1/2024	497,012	496,825
Berlin Packaging LLC, Term Loan B5, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 7.43% - 7.52%, 3/11/2028	445,500	427,569
BWAY Holding Co., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.018%, 4/3/2024	522,368	508,168
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

	Principal Amount ($)	Value ($)
Charter NEX U.S., Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 7.821%, 12/1/2027	422,475	412,507
Chemours Co., Term Loan B, 1-month USD-LIBOR + 1.75%, 5.83%, 4/3/2025	397,671	391,706
Diamond (BC) B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 2.75%, 6.821% - 7.165%, 9/29/2028	397,000	384,451
GEON Performance Solutions, LLC, Term Loan, 1-month USD-LIBOR + 4.5%, 8.174%, 8/18/2028	226,710	220,192
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 7.571%, 6/30/2027	373,967	360,020
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 8.235%, 8/28/2026	331,479	317,961
Ineos US Finance LLC, Term Loan B, 11/8/2027 (b)	248,695	245,743
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.321%, 2/5/2027	214,500	211,819
Jadex, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 8.821%, 2/18/2028	428,475	396,339
LSF11 A5 Holdco LLC, Term Loan, 30-day average SOFR + 3.5%, 7.701%, 10/15/2028	223,875	217,252
Messer Industries GmbH, Term Loan, 3/2/2026 (b)	275,000	271,477
Proampac PG Borrower LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 7.689% - 8.425%, 11/3/2025	489,980	475,077
Reynolds Group Holdings, Inc.:
Term Loan B2, 1-month USD-LIBOR + 3.25%, 7.321%, 2/5/2026	851,500	841,312
Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 9/24/2028	445,500	440,245
Ring Container Technologies Group LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 8/12/2028	220,335	217,581
Starfruit Finco BV, Term Loan B, 3-month USD-LIBOR + 2.75%, 7.165%, 10/1/2025	1,453,657	1,422,040
TricorBraun Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 7.321%, 3/3/2028	895,552	856,975
Trident TPI Holdings, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 4.0%, 3-month USD-LIBOR + 4.0%, 7.674% - 8.071%, 9/15/2028	54,798	52,762
Term Loan, 3-month USD-LIBOR + 4.0%, 7.674%, 9/15/2028	381,039	366,886
Trinseo Materials Operating S.C.A., Term Loan, 9/6/2024 (b)	200,000	193,625
The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD-LIBOR + 2.25%, 5.924% - 6.321%, 3/10/2028	481,646	465,805
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 8.125%, 5/1/2025	445,075	439,974
		12,839,423
Utilities 2.4%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 7.398%, 5/14/2027	218,022	217,523
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 7.571%, 12/10/2027	826,204	816,050
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 7.18% - 8.24%, 10/1/2027	624,347	602,592
ExGen Renewables IV LLC, Term Loan, 3-month USD-LIBOR + 2.5%, 7.24%, 12/15/2027	396,664	393,606
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 7.821%, 11/9/2026	479,003	468,225
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 9.071%, 4/20/2026	192,360	187,311
Term Loan C, 1-month USD-LIBOR + 5.0%, 9.071%, 4/20/2026	26,054	25,370
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 7.125%, 6/23/2025	421,336	415,936
		3,126,613
Total Loan Participations and Assignments (Cost $122,398,891)		117,000,380
Corporate Bonds 2.9%
Communication Services 0.8%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	430,924
DISH DBS Corp., 144A, 5.25%, 12/1/2026	200,000	171,700
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	315,000	297,968
Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	220,000	179,894
		1,080,486
Consumer Discretionary 1.0%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	592,982
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	44,578
144A, 6.75%, 5/15/2025	54,000	53,966
Ford Motor Credit Co. LLC, 2.3%, 2/10/2025	250,000	229,375
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

	Principal Amount ($)	Value ($)
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	264,558
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	80,000	80,400
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	54,552
		1,320,411
Energy 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/2028	75,000	69,216
Financials 0.0%
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	19,050
Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	26,851
Industrials 0.8%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	400,000	387,927
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	8,749
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	50,000	49,375
144A, 6.25%, 1/15/2028	308,000	286,440
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	78,000	78,898
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	226,880
		1,038,269
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	281,685
Real Estate 0.0%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	55,564
Total Corporate Bonds (Cost $4,107,920)		3,891,532

	Shares	Value ($)
Common Stocks 0.2%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc.*	22,247	25,139
iHeartMedia, Inc. “A” *	1,111	8,933
		34,072
Energy 0.2%
Aquadrill LLC*	4,748	195,855
The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

	Shares	Value ($)
Information Technology 0.0%
Answers Corp.* (c)	2,219	0
Total Common Stocks (Cost $524,956)		229,927
Preferred Stocks 0.0%
Information Technology
Riverbed Technology, Inc.* (Cost $102,333)	1,386	1,386
Warrants 0.1%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	69,409
Windstream Services LLC*	551	7,714
Total Warrants (Cost $156,854)		77,123
Closed-End Investment Companies 0.4%
Nuveen Credit Strategies Income Fund (Cost $613,195)	95,370	510,229
Exchange-Traded Funds 3.6%
Invesco Senior Loan ETF	98,457	2,049,875
SPDR Blackstone Senior Loan ETF	50,000	2,074,000
Xtrackers USD High Yield Corporate Bond ETF (d)	17,415	602,907
Total Exchange-Traded Funds (Cost $5,146,191)		4,726,782
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 3.7% (e) (Cost $7,400,548)	7,400,548	7,400,548

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $140,450,888)	101.6	133,837,907
Other Assets and Liabilities, Net	(1.6)	(2,146,643)
Net Assets	100.0	131,691,264
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 are as follows:
Value ($) at 5/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
Exchange-Traded Funds 0.5%
Xtrackers USD High Yield Corporate Bond ETF (d)
635,648	—	—	—	(32,741)	16,438	—	17,415	602,907
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 3.7% (e)
10,191,197	25,189,301	27,979,950	—	—	84,719	—	7,400,548	7,400,548
10,826,845	25,189,301	27,979,950	—	(32,741)	101,157	—	7,417,963	8,003,455

*	Non-income producing security.
(a)
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.
Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2022.
Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at November 30, 2022 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

At November 30, 2022, the Fund had an unfunded loan commitments of $241,696, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 7/31/2028	74,093	70,494	(3,599)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	100,059	92,902	(7,157)
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,544	65,569	(1,975)
Total	241,696	228,965	(12,731)
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$ —	$117,000,380	$—	$117,000,380
Corporate Bonds (a)	—	3,891,532	—	3,891,532
Common Stocks
Communication Services	34,072	—	—	34,072
Energy	—	195,855	—	195,855
Information Technology	—	—	0	0
Preferred Stocks	—	1,386	—	1,386
Warrants	—	77,123	—	77,123
Closed-End Investment Companies	510,229	—	—	510,229
Exchange-Traded Funds	4,726,782	—	—	4,726,782
Short-Term Investments	7,400,548	—	—	7,400,548
Total	$12,671,631	$121,166,276	$0	$133,837,907

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$ —	$ (12,731)	$—	$ (12,731)
Total	$—	$(12,731)	$—	$(12,731)
During the period ended November 30, 2022, the amount of transfers between Level 3 and
Level 2 was $1,092,386. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes depreciation on unfunded loan commitments.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

Statement of Assets and Liabilities
as of November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $132,356,874)	$ 125,834,452
Investment in affiliated securities, at value (cost $8,094,014)	8,003,455
Cash	10,000
Receivable for investments sold	335,960
Receivable for Fund shares sold	914
Dividends receivable	4,530
Interest receivable	728,089
Other assets	35,773
Total assets	134,953,173
Liabilities
Payable for investments purchased	2,897,915
Payable for Fund shares redeemed	150,425
Unrealized depreciation on unfunded commitments	12,731
Accrued management fee	33,728
Accrued Trustees' fees	2,061
Other accrued expenses and payables	165,049
Total liabilities	3,261,909
Net assets, at value	$131,691,264
Net Assets Consist of
Distributable earnings (loss)	(278,863,078)
Paid-in capital	410,554,342
Net assets, at value	$131,691,264
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	29

Statement of Assets and Liabilities as of November 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($57,116,789 ÷ 7,634,654 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.48
Maximum offering price per share (100 ÷ 97.25 of $7.48)	$ 7.69
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($3,362,924 ÷ 447,144 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 7.52
Class R6
Net Asset Value, offering and redemption price per share ($18,274 ÷ 2,443 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.48
Class S
Net Asset Value, offering and redemption price per share ($17,793,538 ÷ 2,380,612 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.47
Institutional Class
Net Asset Value, offering and redemption price per share ($53,399,739 ÷ 7,138,409 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.48
The accompanying notes are an integral part of the financial statements.

30	|	DWS Floating Rate Fund

Statement of Operations
for the six months ended November 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 4,193,066
Dividends	162,366
Income distributions from affiliated securities	101,157
Total income	4,456,589
Expenses:
Management fee	378,457
Administration fee	66,746
Services to shareholders	67,984
Distribution and service fees	95,054
Custodian fee	53,401
Professional fees	53,248
Reports to shareholders	17,598
Registration fees	35,298
Trustees' fees and expenses	3,843
Other	6,508
Total expenses before expense reductions	778,137
Expense reductions	(145,306)
Total expenses after expense reductions	632,831
Net investment income	3,823,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,491,360)
Payments by affiliates (see Note F)	55,902
(2,435,458)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(32,741)
Non-affiliated investments	131,056
Unfunded loan commitments	(450)
97,865
Net gain (loss)	(2,337,593)
Net increase (decrease) in net assets resulting from operations	$ 1,486,165
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	31

Statements of Changes in Net Assets
	Six Months Ended November 30, 2022	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 3,823,758	$ 5,087,130
Net realized gain (loss)	(2,435,458)	(878,552)
Change in net unrealized appreciation (depreciation)	97,865	(6,828,329)
Net increase (decrease) in net assets resulting from operations	1,486,165	(2,619,751)
Distributions to shareholders:
Class A	(1,249,212)	(2,051,531)
Class C	(73,161)	(185,701)
Class R6	(410)	(628)
Class S	(410,843)	(750,512)
Institutional Class	(1,253,269)	(1,993,549)
Total distributions	(2,986,895)	(4,981,921)
Fund share transactions:
Proceeds from shares sold	4,606,137	18,977,215
Reinvestment of distributions	2,858,011	4,758,064
Payments for shares redeemed	(19,520,055)	(33,141,667)
Net increase (decrease) in net assets from Fund share transactions	(12,055,907)	(9,406,388)
Increase (decrease) in net assets	(13,556,637)	(17,008,060)
Net assets at beginning of period	145,247,901	162,255,961
Net assets at end of period	$131,691,264	$145,247,901

The accompanying notes are an integral part of the financial statements.

32	|	DWS Floating Rate Fund

Financial Highlights
DWS Floating Rate Fund — Class A
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$7.55	$7.95	$7.54	$8.09	$8.22	$8.37
Income (loss) from investment operations:
Net investment income[a]	.21	.25	.26	.32	.37	.32
Net realized and unrealized gain (loss)	(.12)	(.40)	.41	(.52)	(.14)	(.16)
Total from investment operations	.09	(.15)	.67	(.20)	.23	.16
Less distributions from:
Net investment income	(.16)	(.25)	(.26)	(.35)	(.36)	(.31)
Net asset value, end of period	$7.48	$7.55	$7.95	$7.54	$8.09	$8.22
Total Return (%)[b,c]	1.22*	(1.99)	8.99	(2.52)	2.81	1.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57	61	67	55	69	86
Ratio of expenses before expense reductions (%)	1.26**	1.23	1.22	1.27	1.29	1.24
Ratio of expenses after expense reductions (%)	1.02**	1.03	1.01	1.00	1.01	1.03
Ratio of net investment income (%)	5.47**	3.21	3.28	4.07	4.50	3.85
Portfolio turnover rate (%)	8*	32	60	44	26	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	33

DWS Floating Rate Fund — Class C
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$7.59	$7.99	$7.58	$8.13	$8.26	$8.41
Income (loss) from investment operations:
Net investment income[a]	.17	.19	.20	.27	.31	.26
Net realized and unrealized gain (loss)	(.11)	(.40)	.41	(.53)	(.14)	(.16)
Total from investment operations	.06	(.21)	.61	(.26)	.17	.10
Less distributions from:
Net investment income	(.13)	(.19)	(.20)	(.29)	(.30)	(.25)
Net asset value, end of period	$7.52	$7.59	$7.99	$7.58	$8.13	$8.26
Total Return (%)[b,c]	.85*	(2.70)	8.14	(3.21)	2.05	1.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	6	10	35	62	96
Ratio of expenses before expense reductions (%)	2.13**	2.00	1.99	2.03	2.06	2.00
Ratio of expenses after expense reductions (%)	1.77**	1.78	1.76	1.75	1.76	1.78
Ratio of net investment income (%)	4.57**	2.46	2.53	3.35	3.74	3.10
Portfolio turnover rate (%)	8*	32	60	44	26	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class R6
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$7.55	$7.94	$7.54	$8.09	$8.22	$8.37
Income (loss) from investment operations:
Net investment income[a]	.22	.27	.27	.35	.38	.34
Net realized and unrealized gain (loss)	(.12)	(.39)	.41	(.53)	(.13)	(.16)
Total from investment operations	.10	(.12)	.68	(.18)	.25	.18
Less distributions from:
Net investment income	(.17)	(.27)	(.28)	(.37)	(.38)	(.33)
Net asset value, end of period	$7.48	$7.55	$7.94	$7.54	$8.09	$8.22
Total Return (%)[b]	1.35*	(1.62)	9.12	(2.28)	3.06	2.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.02	.02	.02	.05	.2	.4
Ratio of expenses before expense reductions (%)	1.13**	1.09	1.07	.95	.96	.90
Ratio of expenses after expense reductions (%)	.77**	.78	.76	.75	.76	.78
Ratio of net investment income (%)	5.75**	3.46	3.52	4.37	4.72	4.09
Portfolio turnover rate (%)	8*	32	60	44	26	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	35

DWS Floating Rate Fund — Class S
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$7.55	$7.94	$7.53	$8.08	$8.21	$8.36
Income (loss) from investment operations:
Net investment income[a]	.21	.26	.27	.34	.38	.33
Net realized and unrealized gain (loss)	(.12)	(.39)	.41	(.53)	(.14)	(.16)
Total from investment operations	.09	(.13)	.68	(.19)	.24	.17
Less distributions from:
Net investment income	(.17)	(.26)	(.27)	(.36)	(.37)	(.32)
Net asset value, end of period	$7.47	$7.55	$7.94	$7.53	$8.08	$8.21
Total Return (%)[b]	1.30*	(1.72)	9.16	(2.38)	2.96	2.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	19	26	31	57	92
Ratio of expenses before expense reductions (%)	1.09**	1.06	1.05	1.10	1.13	1.09
Ratio of expenses after expense reductions (%)	.87**	.88	.86	.85	.86	.88
Ratio of net investment income (%)	5.62**	3.36	3.43	4.25	4.64	4.01
Portfolio turnover rate (%)	8*	32	60	44	26	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Institutional Class
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$7.55	$7.95	$7.54	$8.08	$8.21	$8.37
Income (loss) from investment operations:
Net investment income[a]	.21	.27	.28	.34	.39	.34
Net realized and unrealized gain (loss)	(.11)	(.40)	.41	(.51)	(.14)	(.17)
Total from investment operations	.10	(.13)	.69	(.17)	.25	.17
Less distributions from:
Net investment income	(.17)	(.27)	(.28)	(.37)	(.38)	(.33)
Net asset value, end of period	$7.48	$7.55	$7.95	$7.54	$8.08	$8.21
Total Return (%)[b]	1.35*	(1.75)	9.12	(2.15)	3.06	2.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	59	59	44	53	56
Ratio of expenses before expense reductions (%)	.93**	.90	.89	.97	.99	.96
Ratio of expenses after expense reductions (%)	.77**	.78	.76	.75	.76	.78
Ratio of net investment income (%)	5.70**	3.47	3.53	4.31	4.76	4.11
Portfolio turnover rate (%)	8*	32	60	44	26	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

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The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on

DWS Floating Rate Fund	|	39

the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of

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principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. LIBOR, the benchmark rate for certain senior loans held by the Fund, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The Fund or the senior loans in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $270,848,000, including short-term losses ($29,664,000) and long-term losses ($241,184,000), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2022, the aggregate cost of investments for federal income tax purposes was $140,506,565. The net unrealized depreciation for all investments based on tax cost was $6,668,658. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $345,869 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,014,527.

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The Fund has reviewed the tax positions for the open tax years as of May 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, the realized tax character on distributions from certain securities and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and

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discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $10,170,850 and $20,257,575, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%
Accordingly, for the six months ended November 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of Xtrackers USD High Yield Corporate Bond ETF.
For the period from June 1, 2022 through September 30, 2022, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

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such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.88%
Institutional Class	.78%
Effective October 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.84%
Institutional Class	.74%
For the six months ended November 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 70,251
Class C	8,022
Class R6	33
Class S	20,414
Institutional Class	46,586
$ 145,306
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2022, the Administration Fee was $66,746, of which $10,529 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

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between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2022
Class A	$ 3,914	$ 1,392
Class C	292	121
Class R6	21	7
Class S	3,365	1,178
Institutional Class	198	44
	$ 7,790	$ 2,742
In addition, for the six months ended November 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 28,393
Class C	4,900
Class S	14,192
Institutional Class	10,091
$ 57,576
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2022
Class C	$ 16,518	$ 2,111
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

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accounts the firms service. For the six months ended November 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2022	Annualized Rate
Class A	$ 73,034	$ 21,898.25%
Class C	5,502	1,257.25%
	$ 78,536	$ 23,155
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2022 aggregated $190.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2022, the CDSC for Class C shares aggregated $274. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $950, of which $810 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the

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investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2022.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	148,212	$ 1,111,653	901,675	$ 7,110,260
Class C	20,818	155,534	158,455	1,259,578
Class S	39,490	297,997	376,765	2,959,419
Institutional Class	409,885	3,040,953	974,414	7,647,958
		$ 4,606,137		$ 18,977,215
Shares issued to shareholders in reinvestment of distributions
Class A	154,273	$ 1,150,931	238,664	$ 1,876,815
Class C	9,733	73,011	23,327	184,665
Class R6	55	410	80	628
Class S	51,053	380,642	89,387	702,674
Institutional Class	167,979	1,253,017	253,601	1,993,282
		$ 2,858,011		$ 4,758,064

DWS Floating Rate Fund	|	47

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(686,235)	$ (5,133,916)	(1,598,317)	$ (12,579,886)
Class C	(353,555)	(2,662,507)	(716,049)	(5,675,152)
Class S	(282,851)	(2,111,341)	(1,132,017)	(8,903,016)
Institutional Class	(1,302,658)	(9,612,291)	(759,376)	(5,983,613)
		$ (19,520,055)		$ (33,141,667)
Net increase (decrease)
Class A	(383,750)	$ (2,871,332)	(457,978)	$ (3,592,811)
Class C	(323,004)	(2,433,962)	(534,267)	(4,230,909)
Class R6	55	410	80	628
Class S	(192,308)	(1,432,702)	(665,865)	(5,240,923)
Institutional Class	(724,794)	(5,318,321)	468,639	3,657,627
		$ (12,055,907)		$ (9,406,388)
F.
Payments by Affiliates
During the six months ended November 30, 2022, the Advisor agreed to reimburse the Fund $55,902 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.04% of the Fund’s average net assets.
G.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact

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COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Floating Rate Fund	|	49

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

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Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,012.20	$1,008.50	$1,013.50	$1,013.00	$1,013.50
Expenses Paid per $1,000*	$5.15	$8.91	$3.89	$4.39	$3.89
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,019.95	$1,016.19	$1,021.21	$1,020.71	$1,021.21
Expenses Paid per $1,000*	$5.17	$8.95	$3.90	$4.41	$3.90

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Floating Rate Fund	1.02%	1.77%	.77%	.87%	.77%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Floating Rate Fund	|	51

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018,

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approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2022. The Board recognized the efforts by DIMA in recent years

DWS Floating Rate Fund	|	53

to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

54	|	DWS Floating Rate Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the

DWS Floating Rate Fund	|	55

best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

56	|	DWS Floating Rate Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Floating Rate Fund	|	57

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

58	|	DWS Floating Rate Fund

Notes

DFRF-3
(R-025433-12 1/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/27/2023